Intangible assets - Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets - Other intangible assets
Schedule of changes in Other intangible assets in the consolidated balance sheet

Intangible Assets
with Finite Useful Life

Cost:
Balances at January 1, 2019	13,753
Additions	3,236
Disposals	—
Balances at December 31, 2019	16,989
Additions	2,248
Disposals	—
Balances at December 31, 2020	19,237

Accumulated amortization and impairment:
Balances at January 1, 2019	(7,443)
Additions	(2,448)
Disposals	—
Balances at December 31, 2019	(9,891)
Additions	(2,473)
Disposals	—
Balances at December 31, 2020	(12,364)
Balances at December 31, 2019	7,098
Balances at December 31, 2020	6,873

Schedule of Other tangible assets

	Estimated		Accumulated	Carrying
	Useful Life	Cost	Amortization	Amount
IT developments	3 years	16,903	(9,858)	7,045
Others	10 years	86	(33)	53
Balances at December 31, 2019		16,989	(9,891)	7,098

IT developments	3 years	19,149	(12,323)	6,826
Others	10 years	88	(41)	47
Balances at December 31, 2020		19,237	(12,364)	6,873